Document and Entity Information	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	WideOpenWest, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38101
Entity Tax Identification Number	46-0552948
Entity Address, Address Line One	7887 East Belleview Avenue
Entity Address, Adress Line Two	Suite 1000
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	479-3500
Title of 12(b) Security	Common Stock
Trading Symbol	WOW
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001701051
Amendment Flag	false